Classification and measurement of financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Carrying Amounts and Fair Values of Financial Assets and Liabilities

	2020 $m	2019 Restated a $m
Financial assets

Financial assets measured at fair value through other comprehensive income:

Equity securities (note 17)	88	133

Financial assets measured at fair value through profit or loss:

Money market funds:

Cash and cash equivalents (note 19)	892	35

Other financial assets (note 17)	15	16

Other financial assets (note 17)	—	3

Derivative financial instruments (note 24)	5	1

Deferred compensation plan investments	236	218

	1,148	273

Financial assets measured at amortised cost:

Cash and cash equivalents (note 19)	783	160

Other financial assets (note 17)	66	136

Trade and other receivables, excluding prepayments (note 18)	438	552

	1,287	848

Financial liabilities

Financial liabilities measured at fair value through profit or loss:

Contingent purchase consideration (note 20)	(79)	(91)

Derivative financial instruments (note 24)	(18)	(20)

Deferred compensation plan liabilities	(236)	(218)

	(333)	(329)

Financial liabilities measured at amortised cost:

Loans and other borrowings (note 22)	(3,767)	(2,165)

Trade and other payables, excluding deferred and contingent purchase consideration (note 20)	(457)	(570)

Deferred purchase consideration (note 20)	(24)	(23)

	(4,248)	(2,758)

a	Restated for deferred compensation plan investments, see page 134.

Summary of Fair Value Measurement Hierarchy of Assets and Liabilities
The following table provides the carrying value, fair value and position in the fair value measurement hierarchy of the Group’s financial assets and liabilities. Those measured at amortised cost are only included if their carrying amount is not a reasonable approximation of fair value.

	2020					2019
	Fair value					Fair value
	Carrying value $m	Level 1 $m	Level 2 $m	Level 3 $m	Total $m	Carrying value $m	Level 1 $m	Level 2 $m	Level 3 $m	Total $m
Assets

Equity securities	88	—	—	88	88	133	8	—	125	133

Derivative financial instruments	5	—	1	4	5	1	—	1	—	1

Money market funds	907	907	—	—	907	51	51	—	—	51

Deferred compensation plan investments	236	236	—	—	236	218	218	—	—	218

Trade deposits and loans	—	—	—	—	—	3	—	—	3	3

Liabilities

Derivative financial instruments	(18)	—	(18)	—	(18)	(20)	—	(20)	—	(20)

Contingent purchase consideration	(79)	—	—	(79)	(79)	(91)	—	—	(91)	(91)

Deferred purchase consideration	(24)	(26)	—	—	(26)	(23)	(24)	—	—	(24)

£173m 3.875% bonds 2022	(235)	(248)	—	—	(248)	(528)	(567)	—	—	(567)

€500m 1.625% bonds 2024	(611)	(630)	—	—	(630)	—	—	—	—	—

£300m 3.75% bonds 2025	(413)	(448)	—	—	(448)	(399)	(435)	—	—	(435)

£350m 2.125% bonds 2026	(479)	(489)	—	—	(489)	(462)	(465)	—	—	(465)

€500m 2.125% bonds 2027	(618)	(650)	—	—	(650)	(564)	(601)	—	—	(601)

£400m 3.375% bonds 2028	(542)	(603)	—	—	(603)	—	—	—	—	—

Deferred compensation plan liabilities	(236)	(236)	—	—	(236)	(218)	(218)	—	—	(218)

Summary of Reconciliation of Movements in the Fair Values of Financial Instruments Classified as Level 3
The following table reconciles the movements in the fair values of financial instruments classified as Level 3 during the year:

	Other financial assets $m	Derivative financial instruments $m	Contingent purchase consideration $m
At 1 January 2019	108	—	(109)

Additions	8	—	—

Acquisition of businesses (note 11)	1	—	(15)

Disposals	(1)	—	—

Valuation gains recognised in other comprehensive income	12	—	—

Contingent purchase consideration paid:

Included in net cash from operating activities	—	—	6

Included in net cash from investing activities	—	—	2

Change in fair value (of which $38m is recorded within exceptional items)	—	—	27

Exchange and other adjustments	—	—	(2)

At 31 December 2019	128	—	(91)

Additions	5	—	—

Transfers into Level 3	8	—	—

Repayments and disposals	(5)	—	—

Valuation losses recognised in other comprehensive income	(47)	—	—

Change in fair value a	—	4	13

Exchange and other adjustments	(1)	—	(1)

At 31 December 2020	88	4	(79)

a
$21m fair value gain on contingent purchase consideration and $4m gain on derivative financial instruments are recognised as exceptional items in the Group income statement (see note 6). The remaining $8m fair value loss on contingent purchase consideration relates to Regent.